PURCHASE ADVANCES, NET (Details Textual)	12 Months Ended
	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)
Purchase Advances [Line Items]
Provision For Advances on Purchases	¥ 62,556	$ 9,450	¥ 381,436	¥ 12,368,755